Utility Plant (Tables)	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Schedule of Net Utility Plant

Net utility plant as of December 31, 2013 and 2012 was as follows (thousands of dollars):

December 31,	2013	2012
Gas plant:
Storage	$21,282	$20,503
Transmission	313,306	301,505
Distribution	4,410,598	4,224,560
General	324,490	310,936
Other	182,793	161,996

	5,252,469	5,019,500
Less: accumulated depreciation	(1,868,504)	(1,750,795)
Acquisition adjustments, net	730	911
Construction work in progress	101,413	74,178

Net utility plant	$3,486,108	$3,343,794

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant was as follows (thousands of dollars):

	2013	2012	2011
Depreciation and amortization expense	$185,283	$182,612	$172,712

Schedule of Rental Payments and Current Term Expiration Dates
The table below presents the rental payments and the current term expiration dates. The corporate headquarters lease has optional renewal terms available and the Company will consider alternatives at that time.

	2014	2015	2016	2017	2018
(In thousands)
Corporate headquarters (expires in 2017)	$2,190	$2,270	$2,343	$1,194	$—
Phoenix administrative offices (expired in 2014)	243	—	—	—	—

Schedule of Rental Payments for Operating Leases
The table below presents Southwest rental payments and NPL lease payments that are included in operating expenses (in thousands):

	2013	2012	2011
Southwest Gas	$8,308	$7,762	$7,812
NPL	27,118	24,054	19,017

Consolidated rental payments/lease expense	$35,426	$31,816	$26,829

Schedule of Future Minimum Lease Payments for Operating Leases

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2013 (thousands of dollars):

Year Ending December 31,
2014	$6,780
2015	5,231
2016	4,370
2017	2,716
2018	928
Thereafter	1,206

Total minimum lease payments	$21,231